SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3) - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	4,650,000	3,395,000	3,145,000
Stock option outstanding weighted average remaining contractual life (years)	2 years 11 months 23 days
Stock options exercisable shares	3,448,750
Stock option exercisable weighted average remaining contractual life (years)	2 years 4 months 24 days
Stock options [Member] | 0.240 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Mar. 14, 2019
Exercise Price	$ 0.240
Stock options outstanding shares	905,000
Stock option outstanding weighted average remaining contractual life (years)	1 month 13 days
Stock options exercisable shares	905,000
Stock option exercisable weighted average remaining contractual life (years)	1 month 13 days
Stock options [Member] | 0.355 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jul. 10, 2019
Exercise Price	$ 0.355
Stock options outstanding shares	25,000
Stock option outstanding weighted average remaining contractual life (years)	5 months 9 days
Stock options exercisable shares	25,000
Stock option exercisable weighted average remaining contractual life (years)	5 months 9 days
Stock options [Member] | 0.125 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2020
Exercise Price	$ 0.125
Stock option outstanding weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options [Member] | 0.150 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2020
Exercise Price	$ 0.150
Stock options outstanding shares	100,000
Stock option outstanding weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options [Member] | 0.175 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2020
Exercise Price	$ 0.175
Stock option outstanding weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options [Member] | 0.200 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2020
Exercise Price	$ 0.200
Stock options outstanding shares	100,000
Stock option outstanding weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options [Member] | 0.225 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2020
Exercise Price	$ 0.225
Stock option outstanding weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	1 year 8 months 5 days
Stock options [Member] | 0.355 One [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jul. 05, 2022
Exercise Price	$ 0.355
Stock options outstanding shares	15,000
Stock option outstanding weighted average remaining contractual life (years)	3 years 5 months 5 days
Stock options exercisable shares	15,000
Stock option exercisable weighted average remaining contractual life (years)	3 years 5 months 5 days
Stock options [Member] | 0.380 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 04, 2023
Exercise Price	$ 0.380
Stock options outstanding shares	1,335,000
Stock option outstanding weighted average remaining contractual life (years)	4 years 7 months 2 days
Stock options exercisable shares	333,750
Stock option exercisable weighted average remaining contractual life (years)	4 years 7 months 2 days
Stock options [Member] | 0.390 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jan. 25, 2024
Exercise Price	$ 0.390
Stock options outstanding shares	200,000
Stock option outstanding weighted average remaining contractual life (years)	4 years 11 months 26 days
Stock options exercisable shares
Stock option exercisable weighted average remaining contractual life (years)	4 years 11 months 26 days